BUSINESS SEGMENTS (Revenue by Major Customers and Labor Matters) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Major Customer and Labor Matters [Line Items]
Entity Wide Revenue, Major Customer Threshold, Percent	10.00%
Percentage of Employees Covered by Collective Bargaining Agreements		48.00%
Percentage of Employees Covered by Collective Bargaining Agreements that Expire within One Year		4.00%
Phillips 66 [Member]
Major Customer and Labor Matters [Line Items]
Revenues to major customers	$ 1.1	$ 2.5
Percent of revenues to major customers as compared to total consolidated revenues	7.00%	12.00%
Noncontrolling Interests [Member]
Major Customer and Labor Matters [Line Items]
Revenues to major customers	$ 1.0	$ 1.6	$ 2.0
PT Smelting [Member]
Major Customer and Labor Matters [Line Items]
Revenues to major customers	$ 1.1	$ 1.8	$ 1.7